Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amount due to related parties		$ 6,532	$ 6,450
Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	6,450	$ 6,450
Alibaba Cloud Computing Limited Investment [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 82

[1]	The amount as of December 31, 2014 and 2015 represents the unpaid repurchase amount by the Group to its ordinary shareholders. Please refer to Note 10 for repurchase of ordinary shares.